Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity
Distribution of profit

The proposed distribution of profit of the Parent Grifols, S.A. for the years ended 31 December 2018, and the distribution of profit approved for 2017, presented at the general meeting held on 25 May 2018, is as follows:

	Thousands of Euros
	31/12/2018	31/12/2017
Voluntary reserve	91,059	76,247
Dividends	238,659	265,080
Profit of the Parent	329,718	341,327

The following dividends were paid in 2017:

	31/12/2017
	% of par value	Euros per share	Thousands of Euros
Ordinary shares	54%	0.14	57,790
Non-voting shares	271%	0.14	34,870
Non-voting shares (preferred dividend)	20%	0.01	2,614

Total dividends paid			95,274

	31/12/2017
	% of par value	Euros per share	Thousands of Euros
Ordinary shares (interim dividend)	72%	0.18	76,703
Non-voting shares (interim dividend)	360%	0.18	46,283

Total interim dividends paid			122,986

The following dividends were paid in 2018:

	31/12/2018
	% of par value	Euros per share	Thousands of Euros
Ordinary shares	82%	0.20	86,929
Non-voting shares	408%	0.20	52,551
Non-voting shares (preferred dividend)	20%	0.01	2,614

Total dividends paid			142,094

	31/12/2018
	% of par value	Euros per share	Thousands of Euros
Ordinary shares (interim dividend)	80%	0.2	85,226
Non-voting shares (interim dividend)	400%	0.2	51,521

Total interim dividends paid			136,747

Share capital
Equity
Movement in outstanding shares

Movement in outstanding shares during 2017 is as follows:

	Class A shares	Class B shares

Balance at 1 January 2017	426,129,798	256,694,375
(Acquisition) / disposal of treasury stock (note 15 (d))	—	432,929
Balance at 31 December 2017	426,129,798	257,127,304

Movement in outstanding shares during 2018 is as follows:

	Class A shares	Class B shares

Balance at 1 January 2018	426,129,798	257,127,304
(Acquisition) / disposal of treasury stock (note 15 (d))	—	479,355
Balance at 31 December 2018	426,129,798	257,606,659

Treasury stock
Equity
Movement in outstanding shares

Movement in Class B treasury stock during 2017 was as follows:

	No. of Class B shares	Thousands of Euros
Balance at 1 January 2017	4,730,735	68,710

Disposal Class B shares	(432,929)	(6,288)

Balance at 31 December 2017	4,297,806	62,422

Movement in Class B treasury stock during 2018 is as follows:

	No. of Class B shares	Thousands of Euros
Balance at 1 January 2018	4,297,806	62,422
Disposal Class B shares	(479,355)	(6,981)

Balance at 31 December 2018	3,818,451	55,441